CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 36,709,000	$ 24,965,000
Restricted cash		166,000
Short-term investments		23,608,000
Accounts receivable, net	4,481,000	480,000
Prepaid expenses and other current assets	638,000	1,059,000
Intangible asset held for sale		590,000
Total current assets	41,828,000	50,868,000
Property and equipment, net	1,975,000	1,049,000
Equity method investment	288,000
Non-current restricted cash	107,000	107,000
Total assets	44,198,000	52,024,000
Current liabilities:
Accounts payable	2,398,000	1,790,000
Accrued liabilities	3,907,000	2,793,000
Deferred revenue	6,272,000	6,457,000
Total current liabilities	12,577,000	11,040,000
Deferred revenue, net of current portion	7,534,000	7,190,000
Long-term debt	9,911,000
Deferred rent	534,000
Total liabilities	30,556,000	18,230,000
Commitments and contingencies (Note 13)
Shareholders’ equity:
Ordinary shares: 30,000 shares authorized, 10,762 issued, 10,719 outstanding and 43 held in treasury at December 31, 2018; NIS 0.07 par value; 30,000 shares authorized, 10,699 issued, 10,656 outstanding and 43 held in treasury at December 31, 2017;	214,000	212,000
Additional paid-in capital	58,302,000	56,674,000
Accumulated other comprehensive loss		(3,000)
Accumulated deficit	(44,874,000)	(23,089,000)
Total shareholders’ equity	13,642,000	33,794,000
Total liabilities and shareholders’ equity	$ 44,198,000	$ 52,024,000